Annual Total Returns [BarChart] - iShares 7-10 Year Treasury Bond ETF - iShares 7-10 Year Treasury Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	15.46%
Annual Return 2012	4.06%
Annual Return 2013	(6.12%)
Annual Return 2014	8.92%
Annual Return 2015	1.55%
Annual Return 2016	1.00%
Annual Return 2017	2.47%
Annual Return 2018	0.82%
Annual Return 2019	8.38%
Annual Return 2020	9.84%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -5.75%.